Fair Value, Assets and Liabilities, Fair Value Option (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale, carried at fair value	$ 15,895	$ 18,806
Loans held for sale, Aggregate unpaid principal	15,750	18,217
Loans held for sale, Fair value carrying amount less aggregate unpaid principal	145	589
Loans held for sale [Member]
Fair Value Disclosures, Textual [Abstract]
Fair value option, changes in fair value, gain (loss)	$ 2,000	$ 2,700	$ 1,100